RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due To Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	$ 872	$ 410	$ 304
Mapbar, equity investee of the Company [Member] | Location-based service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	203	299	304
Qingting, equity investee of Renren Inc. [Member] | Internet service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	197	111
Ying He Hu Dong, equity Investee of the Company [Member] | Game Operating Service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	428
Beautiful Legend Co., Ltd, majority shareholder of OPH [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	$ 44